HSBC FUNDS
HSBC Frontier Markets Fund
(the “Fund”)

Supplement dated September 17, 2015
to the Prospectus and Statement of Additional Information (“SAI”)
dated February 27, 2015

Effective September 17, 2015, Andrew Brudenell will no longer serve as a co-Portfolio Manager to the Fund and all references to Mr. Brudenell will be removed from the Fund’s Prospectus and SAI. Chris Turner will continue to serve as Portfolio Manager to the Fund, which he has co-managed since 2012.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE